EMPLOYEE BENEFIT PLANS - Schedule of Assumptions Used to Determine Net Periodic Benefit Cost (Income) (Details)	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.64%	4.18%
Expected return on plan assets	6.18%	6.16%
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.25%	3.75%
Health care cost trend rate-initial	7.00%	9.00%
Health care cost trend rate-ultimate	5.00%	5.00%